Share Capital	12 Months Ended
Dec. 31, 2017
Stockholders Equity Note [Abstract]
Capital stock

13 – Share capital

Authorized capital stock

The authorized capital stock of the Company is as follows:

  Unlimited number of Common Shares, without par value
  Unlimited number of Class A Preferred Shares, without par value, issuable in series
  Unlimited number of Class B Preferred Shares, without par value, issuable in series

Common shares

In millions	December 31,	2017	2016	2015
Issued common shares		744.6	763.8	788.6
Common shares in Share Trusts		(2.0)	(1.8)	(1.4)
Outstanding common shares		742.6	762.0	787.2

Repurchase of common shares

The Company may repurchase shares pursuant to a Normal Course Issuer Bid (NCIB) at prevailing market prices plus brokerage fees, or such other prices as may be permitted by the Toronto Stock Exchange. Under its current NCIB, the Company may repurchase up to 31.0 million common shares between October 30, 2017 and October 29, 2018. As at December 31, 2017, the Company had repurchased 2.9 million common shares under its current NCIB.

The following table provides the information related to the share repurchases for the years ended December 31, 2017, 2016 and 2015:

In millions, except per share data	Year ended December 31,	2017	2016	2015
Number of common shares repurchased (1)		20.4	26.4	23.3
Weighted-average price per share (2)		$98.27	$75.85	$75.20
Amount of repurchase (3)		$2,000	$2,000	$1,750

(1)	Includes repurchases of common shares in the first and second quarters of 2017, each quarter of 2016, and the first, third and fourth quarters of 2015, pursuant to private agreements between the Company and arm’s-length third-party sellers.
(2) Includes brokerage fees where applicable.
(3)	Includes settlements in subsequent periods.

Share Trusts

The Company’s Share Trusts purchase common shares on the open market, which are used to deliver common shares under the Share Units Plan (see Note 14 – Stock-based compensation). Shares purchased by the Share Trusts are retained until the Company instructs the trustee to transfer shares to participants of the Share Units Plan. Common shares purchased by the Share Trusts are accounted for as treasury stock. The Share Trusts may sell shares on the open market to facilitate the remittance of the Company’s employee tax withholding obligations. In 2018, the Share Trusts could purchase up to 1.2 million common shares on the open market in anticipation of future settlements of equity settled PSU awards.

The following table provides the information related to the share purchases and settlements by Share Trusts for the years ended December 31, 2017, 2016 and 2015.

In millions, except per share data	Year ended December 31,	2017	2016	2015
Share purchases by Share Trusts
Number of common shares		0.5	0.7	1.4
Weighted-average price per share (1)		$102.17	$84.99	$73.31
Amount of purchase		$55	$60	$100
Share settlements by Share Trusts
Number of common shares		0.3	0.3	-
Weighted-average price per share		$77.99	$73.31	$-
Amount of settlement		$24	$23	$-

(1)	Includes brokerage fees where applicable.

Additional paid-in capital

Additional paid-in capital includes the stock-based compensation expense on equity settled awards and other items relating to equity settled awards. Upon the exercise or settlement of equity settled awards, the stock-based compensation expense related to those awards is reclassified from Additional paid-in capital to Common shares.